Investments in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates
Investments in associates

Investment
in associate
(€ in thousands)
Balance at January 1, 2018 and December 31, 2018	—

Investment in associate	949
Share in result	(520)

Balance at December 31, 2019	429